ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES
ACCRUED EXPENSES

NOTE 15 - ACCRUED EXPENSES

Accrued expenses of $98,639 consists of the accrued payroll, Central Provident Fund and social welfare as follow:

	March 31, 2022	December 31, 2021
Accrued payroll	$98,639	$217,073
	$98,639	$217,073
NOTE 16 - ACCRUED EXPENSES

Accrued expenses of $217,073 consists of the accrued payroll, CPF and social welfare as follow:

	December 31, 2021	December 31, 2020
Accrued payroll	$217,073	$263,355
	$217,073	$263,355